Commitments and Contingencies - Approximate Minimum Future Rentals on Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 2,366
2015	2,337
2016	1,775
2017	1,742
2018	1,713
Thereafter	9,230
Total	$ 19,163